Long-Term Debt - Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 2,436,023	$ 2,368,976
Less current portion	258,014	806,009
Total	2,178,009	1,562,967
U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	544,969	743,494
Norwegian Kroner Bonds due through 2019 [Member]
Debt Instrument [Line Items]
Long-term debt	389,157	312,947
U.S. Dollar-denominated Term Loans due through 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	158,547	188,854
U S Dollar Denominated Term Loans Due Through Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Long-term debt	850,433	949,531
U.S. Dollar Non-Public Bond due through 2017 [Member]
Debt Instrument [Line Items]
Long-term debt	26,819
U.S. Dollar Bonds due through 2023 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 466,098	$ 174,150